LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense for the years ended December 31, 2022, 2021 and 2020 were as follows:

(Dollars in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Operating lease cost	$7,626	$7,425	$7,897
Short-term lease cost	8	108	142
Variable lease cost	2,827	2,621	2,532
Total operating lease cost	$10,461	$10,154	$10,571

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2022 are as follows:

(Dollars in thousands)	Operating leases
2023	$7,681
2024	7,321
2025	7,011
2026	6,736
2027	6,164
Thereafter	46,808
Total lease payments	81,721
Less: imputed interest	(17,244)
Total	$64,477

Schedule of supplemental balance sheet information related to leases. [Table Text Block]
The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Operating leases
Weighted-average remaining lease term	13.1 years	13.9 years	15.1 years
Weighted-average discount rate	3.29%	3.25%	3.07%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$7,824	$6,860	$8,196
ROU assets obtained in exchange for lease obligations
Operating leases	4,730	6,076	9,725